Debt (Schedule of FHLB, Advances, Maturity Summary) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2016	$ 1,194	$ 2,291
2017	50	50
2018	125	125
2019	0	0
Thereafter	1,277	1,075
Total	$ 2,646	$ 3,541	$ 514	$ 988